LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN CALIFORNIA BOND FUND

June 1, 2000

Dear Shareholder:

We are pleased to report the J.P. Morgan California Bond Fund outperformed its competition, as measured by the Lipper California Intermediate Municipal Debt Funds Average for the fiscal year ended April 30, 2000. Our Institutional Shares returned 0.70% and our Select Shares returned 0.60% during the period, compared with the Lipper Average of -0.38%. At the same time, the fund also outperformed its benchmark, the Lehman Brothers 1-16 year Municipal Bond Index, which returned 0.48%.

The 30-day SEC yield as of April 30 was 4.54% for the Institutional Shares and 4.40% for the Select Shares, which is a tax equivalent yield of 7.52% and 7.28%, respectively, at a 39.6% federal income tax rate (see page nine).

The net asset value of the Institutional Shares on April 30, 2000, decreased to $10.03 from $10.40 on April 30, 1999, after distributions totaling approximately $0.43 a share over the last 12 months. These distributions include $0.42 from ordinary income, substantially all of which was exempt from federal income tax, and $0.01 in long term capital gains.

Similarly, the net asset value of Select Shares fell to $10.20 from $10.57 over the same period, after distributions totaling approximately $0.42 a share. These distributions include $0.41 from ordinary income, substantially all of which was exempt from federal income tax, and $0.01 in long term capital gains.

The report that follows includes an interview with Benjamin Thompson, who with Robert Meiselas, manages the fund. This interview is designed to reflect what happened during the reporting period, as well as provide an outlook for the months ahead.

----------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS......... 1  GLOSSARY OF TERMS ................. 8
FUND PERFORMANCE................... 3  FUND FACTS AND HIGHLIGHTS.......... 9
PORTFOLIO MANAGER Q & A............ 5  FINANCIAL STATEMENTS...............12
----------------------------------------------------------------------------

As chairman and president of Asset Management Services, we thank you for investing with J.P. Morgan. Should you have any comments or questions, please telephone your Morgan representative or J.P. Morgan Funds Services at the telephone numbers indicated on the cover of this report.

Sincerely yours,

/s/ Ramon de Oliveira                    /s/ Keith M. Schappert

Ramon de Oliveira                        Keith M. Schappert
Chairman of Asset Management Services    President of Asset Management Services
J.P. Morgan & Co. Incorporated           J.P. Morgan & Co. Incorporated

FUND PERFORMANCE

EXAMINING PERFORMANCE

Fund performance There are several ways to evaluate a mutual fund's historical performance record. One approach is to take a look at the growth of a hypothetical investment of $5,000,000 (the minimum investment in the fund). The chart at right shows that $5,000,000 invested on December 23, 1996 would have grown to $5,773,500 on April 30, 2000.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $5,000,000 SINCE FUND INCEPTION*
DECEMBER 31, 1996 - APRIL 30, 2000

[GRAPHIC]


                                                                                  LIPPER CALIF
                                             LEHMAN 1-16YR                        INTERMED MUNI
JPM CAL BOND       10,000                    MUNI BOND       10,000               DEBT                10,000
------------                                 -------------                        -------------

         PLOT POINTS                                PLOT POINTS                         PLOT POINTS
         ----------------                           ----------------                    ---------------------
12/31/96          10,000                   12/31/96          10,000            12/31/96               10,000
         ----------------                           ----------------                    ---------------------
 1/31/97           9,980                    1/31/97          10,039             1/31/97               10,019
 2/28/97          10,065                    2/28/97          10,121             2/28/97               10,086
 3/31/97           9,966                    3/31/97          10,007             3/31/97                9,987
 4/30/97          10,024                    4/30/97          10,071             4/30/97               10,038
 5/31/97          10,168                    5/31/97          10,199             5/31/97               10,166
 6/30/97          10,262                    6/30/97          10,295             6/30/97               10,254
 7/31/97          10,517                    7/31/97          10,530             7/31/97               10,487
 8/31/97          10,420                    8/31/97          10,455             8/31/97               10,406
 9/30/97          10,535                    9/30/97          10,564             9/30/97               10,509
10/31/97          10,559                   10/31/97          10,621            10/31/97               10,543
11/30/97          10,604                   11/30/97          10,666            11/30/97               10,585
12/31/97          10,761                   12/31/97          10,797            12/31/97               10,710
 1/31/98          10,837                    1/31/98          10,904             1/31/98               10,812
 2/28/98          10,841                    2/28/98          10,913             2/28/98               10,820
 3/31/98          10,814                    3/31/98          10,919             3/31/98               10,802
 4/30/98          10,746                    4/30/98          10,875             4/30/98               10,742
 5/31/98          10,905                    5/31/98          11,027             5/31/98               10,890
 6/30/98          10,930                    6/30/98          11,067             6/30/98               10,918
 7/31/98          10,954                    7/31/98          11,097             7/31/98               10,951
 8/31/98          11,136                    8/31/98          11,254             8/31/98               11,114
 9/30/98          11,308                    9/30/98          11,385             9/30/98               11,276
10/31/98          11,311                   10/31/98          11,405            10/31/98               11,263
11/30/98          11,336                   11/30/98          11,436            11/30/98               11,294
12/31/98          11,350                   12/31/98          11,472            12/31/98               11,301
 1/31/99          11,503                    1/31/99          11,617             1/31/99               11,432
 2/28/99          11,432                    2/28/99          11,566             2/28/99               11,379
 3/31/99          11,434                    3/31/99          11,571             3/31/99               11,396
 4/30/99          11,436                    4/30/99          11,604             4/30/99               11,407
 5/31/99          11,363                    5/31/99          11,550             5/31/99               11,338
 6/30/99          11,203                    6/30/99          11,403             6/30/99               11,182
 7/31/99          11,281                    7/31/99          11,465             7/31/99               11,243
 8/31/99          11,250                    8/31/99          11,436             8/31/99               11,194
 9/30/99          11,298                    9/30/99          11,469             9/30/99               11,234
10/31/99          11,226                   10/31/99          11,413            10/31/99               11,140
11/30/99          11,319                   11/30/99          11,512            11/30/99               11,238
12/31/99          11,261                   12/31/99          11,465            12/31/99               11,157
 1/31/00          11,267                    1/31/00          11,446             1/31/00               11,164
 2/29/00          11,375                    2/29/00          11,522             2/29/00               11,260
 3/31/00          11,553                    3/31/00          11,689             3/31/00               11,436
 4/30/00          11,505                    4/30/00          11,660             4/30/00               11,369

                  15.05%    41                               16.60%
                   4.30%                                      4.72%

                      -100.00%                             -100.00%                                 -100.00%



PERFORMANCE

                                                                TOTAL RETURNS         AVERAGE ANNUAL TOTAL RETURNS
                                                                ------------------    ----------------------------
                                                                THREE     SIX          ONE       THREE     SINCE
AS OF APRIL 30, 2000                                            MONTHS    MONTHS       YEAR      YEARS     INCEPTION*
----------------------------------------------------------------------------------    -------------------------------
J.P. Morgan California Bond Fund: Institutional Shares           2.07%     2.47%       0.70%     4.82%     4.41%
Lehman Brothers 1-16 year Municipal Bond Index**                 1.87%     2.17%       0.48%     5.01%     4.72%
Lipper California Intermediate Muni Debt Funds Avg.***           1.85%     2.07%      -0.38%     4.20%     3.87%

AS OF MARCH 31, 2000
----------------------------------------------------------------------------------    -------------------------------
J.P. Morgan California Bond Fund: Institutional Shares           2.55%     2.23%       1.05%     5.17%     4.66%
Lehman Brothers 1-16 year Municipal Bond Index**                 1.96%     1.92%       1.02%     5.32%     4.92%
Lipper California Intermediate Muni Debt Funds Avg.***           2.49%     1.78%       0.26%     4.60%     4.20%

* THE INSTITUTIONAL SHARES COMMENCED OPERATIONS ON DECEMBER 23, 1996, AND HAVE PROVIDED AN AVERAGE ANNUAL TOTAL RETURN OF 4.48% FROM THAT DATE THROUGH APRIL 30, 2000. FOR THE PURPOSE OF COMPARISON, THE "SINCE INCEPTION" RETURNS ARE CALCULATED FROM DECEMBER 31, 1996, THE FIRST DATE WHEN DATA FOR THE FUND'S BENCHMARK AND ITS LIPPER CATEGORY AVERAGE WERE AVAILABLE.

** LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX WHICH MEASURES MUNICIPAL BOND MARKET PERFORMANCE. IT DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

*** DESCRIBES THE AVERAGE TOTAL RETURN FOR ALL FUNDS IN THE INDICATED LIPPER CATEGORY, AS DEFINED BY LIPPER INC., AND DOES NOT TAKE INTO ACCOUNT APPLICABLE SALES CHARGES. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER.

FUND PERFORMANCE

EXAMINING PERFORMANCE

There are several ways to evaluate a mutual fund's historical performance record. One approach is to take a look at the growth of a hypothetical investment of $10,000. The chart at right shows that $10,000 invested on December 23, 1996* would have grown to $11,505 on April 30, 2000.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $10,000 SINCE FUND INCEPTION*
DECEMBER 31, 1996 - APRIL 30, 2000

[GRAPHIC]



                                                                        LIPPER CALIF
INST CAL                            LEHMAN 1-16YR                       INTERMED MUNI
BOND             5,000,000          MUNI BOND             5,000,000     DEBT                        5,000,000
-------------                       -------------                       -------------

         PLOT POINTS                         PLOT POINTS                                  PLOT POINTS
         ------------------                  -----------------------                      --------------------
12/31/96         5,000,000          12/31/96              5,000,000              12/31/96           5,000,000
         ------------------                  -----------------------                      --------------------
 1/31/97         4,990,048           1/31/97              5,019,500               1/31/97           5,009,500
 2/28/97         5,032,462           2/28/97              5,060,660               2/28/97           5,043,064
 3/31/97         4,983,191           3/31/97              5,003,474               3/31/97           4,993,642
 4/30/97         5,012,473           4/30/97              5,035,497               4/30/97           5,019,109
 5/31/97         5,085,991           5/31/97              5,099,397               5/31/97           5,082,852
 6/30/97         5,134,458           6/30/97              5,147,331               6/30/97           5,127,073
 7/31/97         5,259,212           7/31/97              5,265,205               7/31/97           5,243,457
 8/31/97         5,210,460           8/31/97              5,227,296               8/31/97           5,203,083
 9/30/97         5,274,831           9/30/97              5,282,182               9/30/97           5,254,593
10/31/97         5,282,295          10/31/97              5,310,706              10/31/97           5,271,408
11/30/97         5,305,738          11/30/97              5,333,011              11/30/97           5,292,493
12/31/97         5,386,159          12/31/97              5,398,607              12/31/97           5,354,945
 1/31/98         5,425,204           1/31/98              5,452,053               1/31/98           5,405,817
 2/28/98         5,427,979           2/28/98              5,456,415               2/28/98           5,410,142
 3/31/98         5,414,762           3/31/98              5,459,689               3/31/98           5,400,944
 4/30/98         5,380,814           4/30/98              5,437,304               4/30/98           5,371,239
 5/31/98         5,462,647           5/31/98              5,513,590               5/31/98           5,444,825
 6/30/98         5,475,818           6/30/98              5,533,439               6/30/98           5,458,982
 7/31/98         5,488,729           7/31/98              5,548,379               7/31/98           5,475,359
 8/31/98         5,576,113           8/31/98              5,627,166               8/31/98           5,556,941
 9/30/98         5,664,075           9/30/98              5,692,441               9/30/98           5,638,073
10/31/98         5,666,255          10/31/98              5,702,687              10/31/98           5,631,307
11/30/98         5,684,616          11/30/98              5,718,085              11/30/98           5,647,075
12/31/98         5,687,955          12/31/98              5,735,811              12/31/98           5,650,463
 1/31/99         5,766,166           1/31/99              5,808,655               1/31/99           5,716,008
 2/28/99         5,730,310           2/28/99              5,783,097               2/28/99           5,689,715
 3/31/99         5,737,332           3/31/99              5,785,411               3/31/99           5,698,249
 4/30/99         5,733,524           4/30/99              5,802,188               4/30/99           5,703,378
 5/31/99         5,702,161           5/31/99              5,774,918               5/31/99           5,669,157
 6/30/99         5,621,126           6/30/99              5,701,577               6/30/99           5,590,923
 7/31/99         5,661,357           7/31/99              5,732,365               7/31/99           5,621,673
 8/31/99         5,645,935           8/31/99              5,718,034               8/31/99           5,596,938
 9/30/99         5,670,807           9/30/99              5,734,616               9/30/99           5,617,087
10/31/99         5,634,392          10/31/99              5,706,517              10/31/99           5,569,903
11/30/99         5,682,361          11/30/99              5,756,164              11/30/99           5,618,918
12/31/99         5,653,208          12/31/99              5,732,563              12/31/99           5,578,462
 1/31/00         5,656,642           1/31/00              5,722,818               1/31/00           5,581,809
 2/29/00         5,706,335           2/29/00              5,761,161               2/29/00           5,629,813
 3/31/00         5,797,386           3/31/00              5,844,698               3/31/00           5,718,201
 4/30/00         5,773,500           4/30/00              5,830,086               4/30/00           5,684,463

                    15.47%                                   16.60%
                     4.41%                                    4.72%




                  -100.00%                                 -100.00%                                  -100.00%

PERFORMANCE

                                                                 TOTAL RETURNS          AVERAGE ANNUAL TOTAL RETURNS
                                                                 -----------------    -------------------------------
                                                                 THREE     SIX          ONE      THREE     SINCE
AS OF APRIL 30, 2000                                             MONTHS    MONTHS       YEAR     YEARS     INCEPTION*
----------------------------------------------------------------------------------    -------------------------------
J.P. Morgan California Bond Fund: Select Shares                   2.11%    2.49%        0.60%     4.70%    4.30%
Lehman Brothers 1-16 Yr Municipal Bond Index**                    1.87%    2.17%        0.48%     5.01%    4.72%
Lipper California Intermediate Muni Debt Funds Avg.***            1.85%    2.07%       -0.38%     4.20%    3.87%

AS OF MARCH 31, 2000
----------------------------------------------------------------------------------    -------------------------------
J.P. Morgan California Bond Fund: Select Shares                   2.59%    2.25%        1.04%     5.05%    4.54%
Lehman Brothers 1-16 Yr Municipal Bond Index**                    1.96%    1.92%        1.02%     5.32%    4.92%
Lipper California Intermediate Muni Debt Funds Avg.***            2.49%    1.78%        0.26%     4.60%    4.20%

* REFLECTS THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM DECEMBER 23, 1996 THROUGH APRIL 21, 1997 (COMMENCEMENT OF OPERATIONS), WHICH HAD A LOWER EXPENSE RATIO. THEREFORE, THESE RETURNS MAY BE HIGHER THAN THE FUND'S WOULD HAVE BEEN HAD IT EXISTED DURING THE SAME PERIOD. FOR THE PURPOSE OF COMPARISON, THE "SINCE INCEPTION" RETURNS ARE CALCULATED FROM DECEMBER 31, 1996, THE FIRST DATE WHEN DATA FOR THE SELECT SHARES'S BENCHMARK AND ITS LIPPER CATEGORY AVERAGE WERE AVAILABLE. THE SELECT SHARES'S AVERAGE TOTAL RETURN SINCE THE COMMENCEMENT OF OPERATIONS ON APRIL 21, 1997 IS 5.13%.

**LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX WHICH MEASURES MUNICIPAL BOND MARKET PERFORMANCE. IT DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

*** DESCRIBES THE AVERAGE TOTAL RETURN FOR ALL FUNDS IN THE INDICATED LIPPER CATEGORY, AS DEFINED BY LIPPER INC., AND DOES NOT TAKE INTO ACCOUNT APPLICABLE SALES CHARGES. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER.

PORTFOLIO MANAGER Q&A

This interview was conducted with Benjamin Thompson, who with Robert Meiselas, manages the J.P. Morgan California Bond Fund.

[PHOTO] BENJAMIN THOMPSON, vice president, is a portfolio manager with the U.S. Fixed Income Group and is responsible for managing municipal bonds. Ben joined Morgan in 1999. He is the Investment Strategist for the tax-aware fixed income sector, with responsibilities including the coordination of strategy and research, portfolio structuring, and trade execution for U.S. tax-aware fixed income accounts. Prior to joining Morgan, Ben was a senior fixed income portfolio manager at Goldman Sachs Asset Management. Before his time at Goldman Sachs, he worked in the Structured Finance Group of the Chase Manhattan Bank, where his responsibilities included credit analysis and structuring for leveraged acquisitions and tax advantaged products. He earned a B.A. in Economics from Colorado College.

[PHOTO] ROBERT MEISELAS, vice president, is a portfolio manager with the U.S. Fixed Income Group and is responsible for managing municipal bonds, including tax-exempt private placements. Mr. Meiselas is a C.P.A. and joined J.P. Morgan's financial group in 1982, after having spent 10 years at Coopers & Lybrand. Bob also spent five years in J.P. Morgan's Private Banking Investment Management Group, and moved to J.P. Morgan Investment Management in 1997. He is a graduate of St. John's University and has completed graduate work at Long Island University in the field of taxation.

This interview was conducted on May 11, 2000 and represents both Ben's and Bob's views on that date.

HOW WOULD YOU CATEGORIZE THE CALIFORNIA BOND FUND'S PERFORMANCE FOR THE YEAR ENDED APRIL 30, 2000?

Despite a challenging environment, the fund performed well versus its benchmark and peers. For the year ended April 30, 2000, the Institutional Shares returned 70 basis points and the Select Shares returned 60 basis points while the benchmark, the unmanaged Lehman Brothers 1-16 year Municipal Bond Index, returned 48 basis points. The fund's performance also compared favorably to its Lipper peer group. The average return for the Lipper California Intermediate Municipal Debt Funds for the period was negative 38 basis points.

WHAT IS THE CHALLENGING ENVIRONMENT YOU REFER TO?

Interest rates in the twelve months ended April 30, 2000, have risen dramatically, which, of course, lowers bond prices. On April 28, 1999, 10-year Treasury bonds were at 5.35%. By April 30 of this year, the rate on those securities was 6.44%. Municipal bond rates reached their highest levels since 1997 during this period.

The interest rate increases came in response to the Federal Reserve's efforts to keep the robust U.S. economy from overheating and causing inflation. The past 12 months have seen dramatic increases in consumer spending, the lowest unemployment rates in three decades, rising home sales, and above-normal GDP growth, all factors that can signal inflation.

HOW HAVE YOU RESPONDED TO THESE MARKET FORCES IN MANAGING THE CALIFORNIA BOND FUND?

We continue to follow our conservative, quality-oriented strategy. As of April 30, 2000, approximately 64% of the portfolio was in AAA-rated or similar quality securities. Although we do not feel that the current market is adequately compensating investors for municipal credit risk in general, our research team continues to identify higher yielding, security-specific opportunities.

Private placements, which are issues we purchase directly from borrowers, remain an important part of our strategy and at April 30, 2000, represented 5.8% of the portfolio. Along with successfully managing our yield and duration strategies, our private placement allocation enhanced performance during the year.

Yield curve management also is an important activity for us. During the past 12 months, we have experienced a non-parallel shift in interest rates. That is, the yield on shorter maturity securities rose more than that of longer maturities, causing a OflatteningO of the yield curve. This situation makes the selection of maturities very important. We adjusted the portfolio's yield curve exposure to take advantage of this non-parallel interest rate shift, and this strategy also contributed to our performance.

WHAT HAS BEEN HAPPENING IN THE CALIFORNIA BOND MARKET SPECIFICALLY?

California bonds have significantly outperformed those of other major bond-issuing states. As a result, yields on California municipal issues are lower than their national counterparts of equal credit quality. The strong and stable demand for California bonds has been a key contributor to the price insulation in a rapidly rising interest rate environment.

This expensiveness creates an opportunity to bring into the portfolio some non-California, higher yielding bonds that (on an after-tax basis) may benefit investors more than California-exempt bonds.

Supply will remain an issue. The unprecedented creation of wealth in California continues, raising demand by resident investors for bonds. The supply outlook remains low. U.S. municipal new issuance in the first quarter of 2000 was down 32% compared to the first quarter of 1999, and tax revenues generated by the strong economy and rising rates conspire to keep issuers out of the market.

Our challenge in the months ahead will be to implement our strategy in this thinner market.

WHAT IS THE OUTLOOK FOR THE FUND?

The movement of interest rates will continue to be a significant factor in the months to come. While the economy has shown some signs of slowing, the Federal Reserve will continue to guard against inflation by raising short-term rates when it deems it necessary.

The federal government's continued debt-reduction activities will further reduce the supply of Treasury bonds, putting pressure on the shape of the yield curve.

Retail demand for bonds may remain strong. The volatility in the stock market during the first quarter of 2000 heightened investor awareness of asset allocation strategies and brought investors back into the municipals market.

We remain committed to our conservative strategies for yield curve management, thorough research, risk management, and quality selection to guide us through this period of tight supply and volatile interest rates.

GLOSSARY OF TERMS

BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example, if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's and Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is used as a measure of the relative sensitivity of the price of a security to a change in interest rates. The longer the duration, the more sensitive the bond is to interest rate moves. For example, a bond with a 5-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%), while a bond with a 10-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement, or expiration with no value, or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

PRIVATE PLACEMENT: The direct sale of a block of securities of a new or secondary issue to a single investor or group of investors. The sale or placement is usually made through an investment banker and the securities' public resale is restricted if they are not registered under the Securities Act of 1933.

YIELD CURVE: A graph showing the term structure of interest rates at a point in time, ranging from the shortest to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1% or 100 basis points.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan California Bond Fund seeks to provide a high after-tax total return for California residents consistent with moderate risk of capital. It is designed for investors subject to federal and California income taxes who seek a high after-tax total return and who are willing to receive some taxable income and capital gains to achieve that return.

--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
    INSTITUTIONAL SHARES: 12/23/96
    SELECT SHARES: 4/21/97

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 4/30/00
    INSTITUTIONAL SHARES: $84,579,484
    SELECT SHARES: $13,811,146

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 4/30/00
    $98,390,630

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
    MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
    12/13/00

EXPENSE RATIOS
    INSTITUTIONAL SHARES: 0.50%
    SELECT SHARES: 0.65%

The current annualized expense ratios cover shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF APRIL 30, 2000

SECTOR ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[GRAPHIC]

INSURED                            42.4%
REVENUE BONDS                      31.9%
SHORT-TERM/OTHER                   11.4%
GENERAL OBLIGATIONS                 8.5%
PRIVATE PLACEMENTS                  5.8%

30-DAY SEC YIELDS*
    Institutional Shares: 4.54%
    Select Shares: 4.40%

DURATION
    5.4 years

QUALITY PROFILE
    AAA**          63.62%
    AA             12.20%
    A               5.67%
    Other          18.51%

* YIELDS REFLECT THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED YIELDS WOULD HAVE
   BEEN LOWER. YIELDS WILL FLUCTUATE.

**  INCLUDES SHORT-TERM INVESTMENTS.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

Opinions expressed herein and other fund data presented are based on current market conditions and are subject to change without notice. Income may be subject to state and local taxes. Some income may be subject to the Federal alternative minimum tax.

The fund is non-diversified and may invest more than 5% of its assets in a single issuer. Typically, most of the fund's investments will be from issuers in the state of California. Therefore, it is possible that the fund could have returns that are more volatile than those of diversified funds.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 (INSTITUTIONAL SHARES) OR
(800) 521-5411 (SELECT SHARES) FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                             MOODY'S
    AMOUNT                                                 SECURITY       S&P       MATURITY
(IN THOUSANDS)            SECURITY DESCRIPTION               TYPE     (UNAUDITED)     DATE         RATE          VALUE
--------------  ----------------------------------------  ----------  -----------  -----------  -----------  --------------
LONG-TERM INVESTMENTS (92.8%)
CALIFORNIA (78.4%)
    $1,000      California State........................         GO     Aa3/AA-    04/01/03         6.800%   $    1,055,350
     1,000      California State........................         GO     Aa3/AA-    02/01/08         6.500         1,097,360
     3,000      California State........................         GO     Aa3/AA-    08/01/12         6.750         3,422,010
     2,000      California Department of Water Systems,
                  (Central Valley Project Revenue,
                  Series J-3)...........................         RB     Aa2/AA     12/01/12         7.000         2,332,780
     1,000      California Educational Facilities
                  Authority, (Claremont University,
                  Series 1998-C, due 05/01/28)..........         PP      NR/NR     05/01/01(a)      4.600         1,002,250
       525      California Educational Facilities
                  Authority, (College and University
                  Projects, Series B)...................         RB     Baa2/NR    04/01/07         6.750           566,312
     1,100      California Educational Facilities
                  Authority, (University of Southern
                  California, Series A).................         RB     Aa2/AA+    10/01/06         5.600         1,146,640
     3,265      California Housing Finance Agency, (Home
                  Mortgage, Series I, due 08/01/28),
                  MBIA Insured..........................         RB     Aaa/AAA    08/01/07(a)      4.950         3,231,305
     5,313      California State University,
                  (Polytechnic University, Campus Energy
                  Project)..............................         PP      NR/NR     03/15/14         5.055         5,001,283
     2,500      California Statewide Communities
                  Development Authority, (Catholic
                  Healthcare West, due 07/01/09)........         RB    Baa1/BBB+   07/01/00(a)      6.000         2,446,725
     1,280      California Statewide Communities
                  Development Authority, (St. Joseph
                  Health System)........................         RB     Aa3/AA     07/01/06         5.500         1,288,269
     2,000      California, (due 10/01/19), MBIA
                  Insured...............................         GO     Aaa/AAA    10/01/02(a)      6.250         2,093,380
     2,000      Central Valley Financing Authority,
                  (Cogeneration Project, Carson Ice
                  General Project, due 07/01/20)........         RB     NR/AAA     07/01/03(a)      6.200         2,117,920
     1,500      Contra Costa Transportation Authority,
                  (Sales Tax Revenue, Series A), FGIC
                  Insured...............................         RB     Aaa/AAA    03/01/06         6.000         1,584,675
     1,000      Foothill, (Eastern Corridor Agency, Toll
                  Road Revenue, Senior Lien, Series A,
                  due 01/01/34).........................         RB     Aaa/AAA    01/01/07(a)      6.000         1,061,800
       600      La Quinta Redevelopment Agency,
                  (Refunding, Project Area No.1, Tax
                  Allocation), MBIA Insured.............         RB     Aaa/AAA    09/01/11         7.300           708,294
     1,000      Long Beach Harbor, (due 05/15/06), MBIA
                  Insured...............................         RB     Aaa/AAA    05/15/05(a)      6.000         1,050,790

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

PRINCIPAL                                                             MOODY'S
  AMOUNT                                                  SECURITY      S&P        MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION               TYPE       (UNAUDITED)   DATE         RATE          VALUE
--------------  ----------------------------------------  ----------  -----------  -----------  -----------  --------------
CALIFORNIA (CONTINUED)
    $2,000      Los Angeles Community Redevelopment
                  Agency, (Tax Allocation, Central
                  Business District, Series I)..........         RB     NR/BBB+    11/15/01         5.000%   $    2,003,180
     1,000      Los Angeles County Pension Obligation,
                  (Series A), FSA Insured...............         GO     Aaa/AAA    06/30/02         8.300         1,016,260
     1,000      Los Angeles County Public Works
                  Financing Authority, (Lease Revenue,
                  Multiple Capital Facilities, Project
                  V, Series B), AMBAC Insured...........         RB     Aaa/AAA    12/01/07         6.000         1,066,990
     1,000      Los Angeles County Transportation
                  Commission, (Sales Tax Revenue, Series
                  A, due 07/01/20)......................         RB     AAA/AA-    07/01/01(a)      6.750         1,045,720
     1,000      Los Angeles County Transportation
                  Commission, (Sales Tax Revenue, Series
                  B), FGIC Insured......................         RB     Aaa/AAA    07/01/02         5.875         1,027,950
     1,000      Los Angeles County, (Correctional
                  Facility Projects, due 09/01/13), MBIA
                  Insured...............................         GO     Aaa/AAA    09/01/00(a)      6.500         1,027,750
     1,000      Los Angeles Department Water & Power
                  Electric Plant, (Second Issue),.......         RB     Aa3/A+     11/15/02         5.750         1,029,600
     5,110      Los Angeles, (Sonnenblick Del Rio, due
                  11/01/15), AMBAC Insured..............         RB     Aaa/NR     11/01/10(a)      6.125         5,417,775
     1,000      Modesto Irrigation Distribution
                  Financing Authority, (Series A, due
                  10/01/07), MBIA Insured...............         RB     Aaa/AAA    10/01/06(a)      5.450         1,031,910
     2,000      Orange County Public Financing
                  Authority, (Waste Management
                  Systems)..............................         RB     Aaa/NR     12/01/09         5.750         2,082,640
     1,000      Orange County Transmission Authority,
                  (Sales Tax Revenue, Series A), MBIA
                  Insured...............................         RB     Aaa/AAA    02/15/05         5.250         1,020,270
       595      Palmdale Civic Authority, (Civic Center
                  Refinancing, Series A), MBIA
                  Insured...............................         RB     Aaa/AAA    07/01/07         5.500           617,015
     1,210      Richmond, (Pension A), MBIA Insured.....         GO     Aaa/AAA    08/01/05         7.020         1,184,505
     1,250      Riverside County Transportation
                  Commission, (Sales Tax Revenue, Series
                  A), FGIC Insured......................         RB     Aaa/AAA    06/01/09         6.000         1,337,763

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

PRINCIPAL                                                             MOODY'S
  AMOUNT                                                  SECURITY      S&P        MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION               TYPE       (UNAUDITED)   DATE         RATE          VALUE
--------------  ----------------------------------------  ----------  -----------  -----------  -----------  --------------
CALIFORNIA (CONTINUED)
    $3,500      Riverside Public Financing Authority,
                  (Lease Revenue, Open Space Notes,
                  Series A).............................         RB     MIG1/NR    04/01/02         5.000%   $    3,527,370
     1,000      Sacramento Municipal Utility, (Electric
                  Power and Light Revenue, Series L),
                  MBIA Insured..........................         RB     Aaa/AAA    07/01/01         5.000         1,007,220
     1,200      Sacramento Regional Sanitation
                  District..............................         GO     Aa2/AA     08/01/04         5.000         1,214,424
     1,200      San Diego County Regional Transmission
                  Commission, (Sales Tax Revenue, Series
                  A), AMBAC Insured.....................         RB     Aaa/AAA    04/01/06         6.000         1,268,628
     3,790      San Francisco Bay Area Transit Financing
                  Authority, (Bridge & Toll Notes), ACA
                  Insured...............................         RB      NR/A      08/01/03         5.250         3,824,527
     1,000      San Francisco City & County Airport
                  Commission, (International Airport,
                  Series 15B), FSA Insured..............         RB     Aaa/AAA    05/01/06         5.500         1,034,840
     5,000      San Joaquin Hills Transmission Corridor
                  Agency Toll Road, (Senior Lien, Zero
                  Coupon)...............................         RB     Aaa/AAA    01/01/23         0.000         1,300,550
     1,240      San Jose Redevelopment Agency (Tax
                  Allocation, Merged Area Redevelopment
                  Project), MBIA Insured................         RB     Aaa/AAA    08/01/07         6.000         1,319,906
     3,000      San Jose Redevelopment Agency, (Tax
                  Allocation, Merged Area Redevelopment
                  Project), MBIA Insured................         RB     Aaa/AAA    08/01/15         6.000         3,178,110
     2,445      Santa Ana Financing Authority, (Lease
                  Revenue, Police Admininstration &
                  Holding Facility, Series A, due
                  07/01/24), MBIA Insured...............         RB     Aaa/AAA    07/01/20(a)      6.250         2,610,258
     2,605      South Bayside Waste Management
                  Authority, (Solid Waste System, due
                  03/01/17), AMBAC Insured..............         RB     Aaa/AAA    03/01/09(a)      6.125         2,728,685

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

PRINCIPAL                                                             MOODY'S
  AMOUNT                                                  SECURITY      S&P        MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION               TYPE       (UNAUDITED)   DATE         RATE          VALUE
--------------  ----------------------------------------  ----------  -----------  -----------  -----------  --------------
CALIFORNIA (CONTINUED)
    $1,000      Stockton Community Facilities District,
                  (Special Tax, No 90-2, Brookside
                  Estates)..............................         RB      NR/NR     08/01/02         5.200%   $      996,990
     1,000      Turlock Irrigation District Revenue,
                  (Series A), MBIA Insured..............         RB     Aaa/AAA    01/01/07         6.000         1,059,960
                                                                                                             --------------
                    TOTAL CALIFORNIA....................                                                         77,187,939
                                                                                                             --------------

GUAM (1.1%)
     1,000      Guam Power Authority, (Series A, due
                  10/01/24).............................         RB     NR/AAA     10/01/04(a)      6.750         1,091,190
                                                                                                             --------------

NORTH CAROLINA (2.1%)
     2,000      North California Municipal Power Agency,
                  (No. 1, Catawba Electric Revenue,
                  Series B).............................         RB    Baa1/BBB+   01/01/08         6.375         2,053,940
                                                                                                             --------------

PENNSYLVANIA (1.5%)
     1,525      Montgomery County Industrial Development
                  Authority Pollution Control, (Peco
                  Energy Co., Series A, due 10/01/30)...         RB    Baa2/BBB+   10/01/04(a)      5.200         1,488,019
                                                                                                             --------------

PUERTO RICO (9.7%)
     4,000      Puerto Rico Electric Power Authority,
                  (Power Revenue Series X, due
                  07/01/21).............................         RB    AAA/BBB+    07/01/05(a)      6.125         4,284,960
     3,000      Puerto Rico Electric Power Authority,
                  (Power Revenue, Series BB), MBIA
                  Insured...............................         RB     Aaa/AAA    07/01/11         6.000         3,226,290
     2,000      Puerto Rico Municipal Finance Agency,
                  (Series B)............................         GO     Baa1/A-    08/01/02         5.500         2,022,920
                                                                                                             --------------
                    TOTAL PUERTO RICO...................                                                          9,534,170
                                                                                                             --------------
                    TOTAL LONG TERM INVESTMENTS (COST $91,612,436).........................................      91,355,258
                                                                                                             --------------
SHORT-TERM INVESTMENTS (12.0%)
NORTH CAROLINA (0.2%)
       200      Wake County Industrial Facilities &
                  Pollution Control Financing Authority,
                  (Series B, due 06/15/14), LOC-Bank of
                  New York..............................       VRDN   VMIGI/A-1+   05/01/00(a)      6.100           200,000
                                                                                                             --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

PRINCIPAL                                                             MOODY'S
  AMOUNT                                                  SECURITY      S&P        MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION               TYPE       (UNAUDITED)   DATE         RATE          VALUE
--------------  ----------------------------------------  ----------  -----------  -----------  -----------  --------------
PUERTO RICO (6.1%)
    $6,000      Puerto Rico Commonwealth, (Series A-1,
                  Registered D Shares, due 07/30/00)....       VRDN    VMIG1/NR    05/01/00(a)  6.100        $    6,000,000
                                                                                                             --------------

OTHER (5.7%)
     5,572      J.P. Morgan Institutional Tax Exempt
                  Money Market Fund*....................                                         4.510(y)%        5,572,000
                                                                                                             --------------
                  TOTAL SHORT-TERM INVESTMENTS (COST $11,772,000)..........................................      11,772,000
                                                                                                             --------------
                TOTAL INVESTMENTS (COST $103,384,436) (104.8%).............................................     103,127,258
                LIABILITIES IN EXCESS OF OTHER ASSETS (-4.8%)..............................................      (4,736,628)
                                                                                                             --------------
                NET ASSETS (100.0%)........................................................................  $   98,390,630
                                                                                                             ==============

------------------------------
Note: Based on the cost of investments of $103,384,436 for federal income tax purposes at April 30, 2000, the aggregate gross unrealized appreciation and depreciation was $489,895 and $747,073 respectively, resulting in net unrealized depreciation of investments of $257,178.

(a) The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date, which may vary. The actual maturity date is indicated in the security description.

(y) Yield to maturity

Abbreviations used in Schedule of Investments:

ACA - American Capital Access Corporation, AMBAC - Ambac Indemnity Corp., FGIC - Financial Guaranty Insurance Company, FSA - Financial Securities Assurance, GO - General Obligation Bond, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Group, NR - Not Rated, PP - Private Placement, RB - Revenue Bond, VRDN - Variable Rate Demand Note.

* Affiliate - Money Market mutual fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Investment Management, Inc.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $103,384,436 )          $103,127,258
Cash                                                  2,165,362
Interest Receivable                                   1,588,188
Receivable for Expense Reimbursements                    33,229
Deferred Organization Expenses                           11,839
Prepaid Expenses and Other Assets                           293
                                                   ------------
    Total Assets                                    106,926,169
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     8,216,823
Dividends Payable to Shareholders                       226,724
Advisory Fee Payable                                     23,711
Shareholder Servicing Fee Payable                         9,482
Administrative Services Fee Payable                       3,829
Fund Services Fee Payable                                    66
Administration Fee Payable                                   57
Accrued Expenses                                         54,847
                                                   ------------
    Total Liabilities                                 8,535,539
                                                   ------------
NET ASSETS                                         $ 98,390,630
                                                   ============
INSTITUTIONAL SHARES
Applicable to 8,435,436 shares outstanding
  (par value $0.001, unlimited shares authorized)  $ 84,579,484
                                                   ============
Net Asset Value, Offering and Redemption Price
  per Share                                        $      10.03
                                                   ============
SELECT SHARES
Applicable to 1,354,431 shares outstanding
  (par value $0.001, unlimited shares authorized)  $ 13,811,146
                                                   ============
Net Asset Value, Offering and Redemption Price
  per Share                                        $      10.20
                                                   ============
ANALYSIS OF NET ASSETS
Paid-in capital                                    $ 99,666,062
Distributions in Excess of Net Investment Income        (18,766)
Accumulated Net Realized Loss on Investments           (999,488)
Net Unrealized Depreciation of Investments             (257,178)
                                                   ------------
    Net Assets                                     $ 98,390,630
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED APRIL 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $ 3,688,359
Dividend Income From Affiliate                                     50,860
                                                              -----------
    Total Investment Income                                     3,739,219
EXPENSES
Advisory Fee                                       $ 239,110
Shareholder Servicing Fee-Institutional Shares        65,103
Administrative Services Fee                           39,930
Professional Fees and Expenses                        39,825
Transfer Agent Fee                                    38,218
Shareholder Servicing Fee-Select Shares               36,500
Custodian Fees and Expenses                           35,145
Registration Fees                                     31,736
Amortization of Organization Expense                   7,186
Fund Services Fee                                      1,452
Trustees' Fees and Expenses                              984
Administrative Fee                                       616
Miscellaneous                                         38,268
                                                   ---------
    Total Expenses                                   574,073
Less: Reimbursement of Expenses                     (154,623)
                                                   ---------
NET EXPENSES                                                      419,450
                                                              -----------
NET INVESTMENT INCOME                                           3,319,769
NET REALIZED LOSS ON INVESTMENTS                                 (999,460)
NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS                                                  (1,729,459)
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $   590,850
                                                              ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL  FOR THE FISCAL
                                                     YEAR ENDED      YEAR ENDED
                                                   APRIL 30, 2000  APRIL 30, 1999
                                                   --------------  --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   3,319,769   $   2,606,540
Net Realized Gain (Loss) on Investments                 (999,460)        385,658
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                       (1,729,459)        961,853
                                                   -------------   -------------
    Net Increase in Net Assets Resulting from
      Operations                                         590,850       3,954,051
                                                   -------------   -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME
Institutional Shares                                  (2,752,604)     (2,067,761)
Select Shares                                           (585,931)       (538,779)
                                                   -------------   -------------
    Total Distributions from Net Investment
      Income                                          (3,338,535)     (2,606,540)
                                                   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED
  GAINS
Institutional Shares                                     (82,455)       (271,251)
Select Shares                                            (18,326)        (60,871)
                                                   -------------   -------------
    Total Distributions from Realized Gains             (100,781)       (332,122)
                                                   -------------   -------------
    Total Distributions to Shareholders               (3,439,316)     (2,938,662)
                                                   -------------   -------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold      71,720,511      49,823,336
Reinvestment of Dividends                              1,417,624       1,688,379
Cost of Shares of Beneficial Interest Redeemed       (53,392,140)    (23,124,782)
                                                   -------------   -------------
    Net Increase from Shareholder Transactions        19,745,995      28,386,933
                                                   -------------   -------------
    Total Increase in Net Assets                      16,897,529      29,402,322
NET ASSETS
Beginning of Fiscal Year                              81,493,101      52,090,779
                                                   -------------   -------------
End of Fiscal Year (including undistributed net
  investment income of $0 and $0, respectively)    $  98,390,630   $  81,493,101
                                                   =============   =============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                      INSTITUTIONAL SHARES
                                                   ----------------------------------------------------------
                                                                                            FOR THE PERIOD
                                                                                           DECEMBER 23, 1996
                                                    FOR THE FISCAL YEAR ENDED APRIL 30,    (COMMENCEMENT OF
                                                   -------------------------------------  OPERATIONS) THROUGH
                                                      2000         1999         1998        APRIL 30, 1997
                                                   -----------  -----------  -----------  -------------------
NET ASSET VALUE, BEGINNING OF YEAR                   $ 10.40      $ 10.20      $  9.90          $ 10.00
                                                     -------      -------      -------          -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                   0.42         0.41         0.42             0.16
Net Realized and Unrealized Gain (Loss) on
  Investments                                          (0.36)        0.25         0.30            (0.10)
                                                     -------      -------      -------          -------
Total from Investment Operations                        0.06         0.66         0.72             0.06
                                                     -------      -------      -------          -------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (0.42)       (0.41)       (0.42)           (0.16)
Net Realized Gain                                      (0.01)       (0.05)          --               --
                                                     -------      -------      -------          -------
Total distributions to Shareholders                    (0.43)       (0.46)       (0.42)           (0.16)
                                                     -------      -------      -------          -------

NET ASSET VALUE, END OF YEAR                         $ 10.03      $ 10.40      $ 10.20          $  9.90
                                                     =======      =======      =======          =======

RATIOS AND SUPPLEMENTAL DATA
Total Return                                            0.70%        6.55%        7.35%            0.56%(a)
Net Assets, End of Year (in thousands)               $84,579      $64,102      $46,280          $14,793
Ratio to Average Net Assets
  Expenses                                              0.50%        0.49%        0.45%            0.45%(b)
  Net Investment Income                                 4.19%        3.92%        4.11%            4.43%(b)
  Expenses without Reimbursement                        0.70%        0.71%        0.79%            3.46%(b)
Portfolio Turnover                                        87%          40%          44%              40%

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                         SELECT SHARES
                                                   ----------------------------------------------------------
                                                                                            FOR THE PERIOD
                                                                                            APRIL 21, 1997
                                                    FOR THE FISCAL YEAR ENDED APRIL 30,    (COMMENCEMENT OF
                                                   -------------------------------------  OPERATIONS) THROUGH
                                                      2000         1999         1998        APRIL 30, 1997
                                                   -----------  -----------  -----------  -------------------
NET ASSET VALUE, BEGINNING OF YEAR                   $ 10.57      $ 10.35      $ 10.04          $ 10.00
                                                     -------      -------      -------          -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                   0.41         0.40         0.41             0.01
Net Realized and Unrealized Gain (Loss) on
  Investments                                          (0.36)        0.26         0.31             0.04
                                                     -------      -------      -------          -------
Total from Investment Operations                        0.05         0.66         0.72             0.05
                                                     -------      -------      -------          -------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (0.41)       (0.40)       (0.41)           (0.01)
Net Realized Gain                                      (0.01)       (0.04)          --               --
                                                     -------      -------      -------          -------
Total distributions to Shareholders                    (0.42)       (0.44)       (0.41)           (0.01)
                                                     -------      -------      -------          -------

NET ASSET VALUE, END OF YEAR                         $ 10.20      $ 10.57      $ 10.35          $ 10.04
                                                     =======      =======      =======          =======

RATIOS AND SUPPLEMENTAL DATA
Total Return                                            0.60%        6.43%        7.20%            0.51%(a)
Net Assets, End of Year (in thousands)               $13,811      $17,391      $ 5,811          $   302
Ratio to Average Net Assets
  Expenses                                              0.65%        0.65%        0.65%            0.62%(b)
  Net Investment Income                                 3.99%        3.76%        3.94%            4.52%(b)
  Expenses without Reimbursement                        0.85%        0.87%        1.00%            1.17%(b)
Portfolio Turnover                                        87%          40%          44%              40%

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan California Bond Fund (the "fund") is a series of J. P. Morgan Series Trust, a Massachusetts business trust (the "trust") which was organized on August 15, 1996. The trust is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company. The trustees of the trust have divided the beneficial interests in the fund into two classes of shares, Institutional Shares and Select Shares. The investment objective of the fund is to provide high after-tax total return for California residents consistent with moderate risk of capital. The fund invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of California. The issuer's ability to meet its obligations may be affected by economic and political developments within the State of California. The Declaration of Trust permits the trustees to issue an unlimited number of shares in the fund.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) Net investment income (other than shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

   d) Substantially all of the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholder's of net realized capital gains, if any, are declared and paid annually.

   e) The fund incurred organization expenses in the amount of $39,030. These costs were deferred and amortized on a straight-line basis over a five year period from the commencement of operations.

J.P. MORGAN CALIFORNIA BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

   f) The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   g) For federal income tax purposes, the fund had a capital loss carryforward at April 30, 2000 of $663,336, all of which expires in the year 2008. To the extent that this capital loss is used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

   h) The fund incurred approximately $336,124 of capital losses in the period from November 1, 1999, to April 30, 2000. These losses were deferred for tax purposes until May 1, 2000.

2. TRANSACTIONS WITH AFFILIATES

   a) The fund has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the Agreement, the fund pays Morgan at an annual rate of 0.30% of the fund's average daily net assets. For the fiscal year ended April 30, 2000, such fees amounted to $239,110. The advisory fee above includes an advisory fee rebate of $3,752 as a result of the fund's investment in the J.P. Morgan Institutional Tax Exempt Money Market Fund.

   b) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended April 30, 2000, the fee for these services amounted to $616.

   c) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the trust and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust and certain other investment companies for which Morgan provides similiar services. For the fiscal year ended April 30, 2000, the fee for these services amounted to $39,930.

J.P. MORGAN CALIFORNIA BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, at no more than 0.50% and 0.65% of the average daily net assets of the Institutional Shares and Select Shares, respectively. For the fiscal year ended April 30, 2000, J.P. Morgan has agreed to reimburse Institutional Shares and Select Shares, $123,536 and $31,087, respectively, for expenses under this agreement. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

   d) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The Agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% and 0.25% for Institutional Shares and Select Shares, respectively. For the fiscal year ended April 30, 2000, the fee for these services amounted to $65,103 and $36,500 for Institutional Shares and Select Shares, respectively.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   e) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of the Group. The fund's allocated portion of Group's costs in performing its services amounted to $1,452 for the fiscal year ended April 30, 2000.

   f) The Fund made investments of cash balances in the J.P. Morgan Institutional Tax Exempt Money Market Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. For the year ended April 30, 2000, the Fund earned $50,860 in aggregate from such investments.

   g) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $300.

J.P. MORGAN CALIFORNIA BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

INSTITUTIONAL SHARES

                                                   FOR THE FISCAL YEAR ENDED   FOR THE FISCAL YEAR ENDED
                                                         30 APRIL 2000               30 APRIL 1999
                                                   --------------------------  --------------------------
                                                     SHARES        AMOUNT        SHARES        AMOUNT
                                                   -----------  -------------  -----------  -------------
Shares sold......................................   6,269,906     62,956,087    3,085,988     32,094,023
Reinvestment of dividends and distributions......     101,605      1,023,831      106,489      1,113,413
Shares redeemed..................................  (4,097,715)   (41,241,649)  (1,567,983)   (16,200,972)
                                                   ----------   ------------   ----------   ------------
Net Increase.....................................   2,273,796   $ 22,738,269    1,624,494   $ 17,006,464
                                                   ==========   ============   ==========   ============

SELECT SHARES

                                                   FOR THE FISCAL YEAR ENDED   FOR THE FISCAL YEAR ENDED
                                                         30 APRIL 2000               30 APRIL 1999
                                                   --------------------------  -------------------------
                                                     SHARES        AMOUNT        SHARES        AMOUNT
                                                   -----------  -------------  -----------  ------------
Shares sold......................................     856,515      8,764,424    1,681,761   $17,729,313
Reinvestment of dividends and distributions......      38,364        393,793       54,161       574,966
Shares redeemed..................................  (1,186,083)   (12,150,491)    (651,711)   (6,923,810)
                                                   ----------   ------------   ----------   -----------
Net Increase (Decrease)..........................    (291,204)  $ (2,992,274)   1,084,211   $11,380,469
                                                   ==========   ============   ==========   ===========

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended April 30, 2000 were as follows:

                                                     COST OF     PROCEEDS
                                                    PURCHASES   FROM SALES
                                                   -----------  -----------
Municipal Obligations............................  $88,461,940  $66,296,075

5. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998, with unaffiliated lenders. The Agreement expired on May 26, 1999, however, the fund as party to the Agreement has extended the Agreement and will continue its participation therein for an additional 364 days until May 23, 2000. The maximum borrowing under the new Agreement will be $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The fund pays a commitment fee at an annual rate of 0.085% (0.065% prior to May 26, 1999) on the unused portion of the committed amount which is allocated to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement as of April 30, 2000.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan California Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan California Bond Fund (one of the funds comprising the J.P. Morgan Series Trust, hereafter referred to as the "fund") at April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period December 23, 1996 (commencement of operations) to April 30, 1997, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
June 15, 2000

FOR MORE INFORMATION ON THE J.P. MORGAN FUNDS, CALL J.P. MORGAN FUNDS SERVICES:
  INSTITUTIONAL SHARES (800) 766-7722
  SELECT SHARES (800) 521-5411

IMAR238_332

J.P. MORGAN CALIFORNIA BOND FUND

ANNUAL REPORT
APRIL 30, 2000